Matrix Advisors Value Fund, Inc.
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Aerospace/Defense - 4.9%
L3Harris Technologies, Inc.	8,450	$1,800,695
RTX Corp.	13,900	1,355,667
		3,156,362

Bank (Money Center) - 4.5%
JPMorgan Chase & Co.	14,600	2,924,380

Bank (Processing) - 3.6%
The Bank Of New York Mellon Corp.	40,000	2,304,800

Bank (Regional) - 2.8%
The PNC Financial Services Group, Inc.	11,400	1,842,240

Bank (Super Regional) - 6.4%
US Bancorp	47,120	2,106,264
Wells Fargo & Co.	35,600	2,063,376
		4,169,640

Biotechnology - 2.0%
Gilead Sciences, Inc.	17,600	1,289,200

Business Support Services - 3.9%
PayPal Holdings, Inc.(a)	37,600	2,518,824

Cable TV - 3.2%
Comcast Corp. - Class A	47,000	2,037,450

Computer and Peripherals - 4.3%
Apple, Inc.	16,300	2,795,124

Computer Software and Services - 7.9%
Microsoft Corp.	12,150	5,111,748

Consumer Discretionary (Multi-Media) - 0.3%
Paramount Global - Class B	15,950	187,731

Data Processing - 1.5%
Fiserv, Inc.(a)	6,000	958,920

Drug - 2.9%
AbbVie, Inc.	10,300	1,875,630

Drug Store - 2.4%
CVS Health Corp.	19,500	1,555,320

Electric Utility - 0.4%
American Electric Power Co., Inc.	3,000	258,300

Electrical Component - 3.4%
TE Connectivity Ltd.	15,200	2,207,648

Food Products - 0.5%
Tyson Foods, Inc. - Class A	5,600	328,888

Insurance Carriers - 3.1%
UnitedHealth Group, Inc.	4,050	2,003,535

Internet - 11.6%
Alphabet, Inc. - Class C(a)	28,425	4,327,991
Meta Platforms, Inc. - Class A	6,600	3,204,828
		7,532,819

Internet (Retail) - 4.9%
Amazon.com, Inc.(a)	17,450	3,147,631

Medical Supplies - 4.5%
Becton Dickinson & Co.	3,000	742,350
Zimmer Biomet Holdings, Inc.	16,400	2,164,472
		2,906,822

Precision Instruments - 2.7%
Thermo Fisher Scientific, Inc.	3,000	1,743,630

Securities Brokerage - 8.2%
Morgan Stanley	27,150	2,556,444
The Goldman Sachs Group, Inc.	6,575	2,746,312
		5,302,756

Semiconductor - 3.7%
QUALCOMM, Inc.	14,250	2,412,525

Telecommunications (Equipment) - 2.9%
Cisco Systems, Inc.	37,500	1,871,625

Transportation - Services - 3.5%
FedEx Corp.	7,900	2,288,946
TOTAL COMMON STOCKS (Cost $29,961,019)		64,732,494

SHORT-TERM INVESTMENTS - 0.1%
First American Government Obligations Fund - Class X, 5.23%(b)	63,277	63,277
TOTAL SHORT-TERM INVESTMENTS (Cost $63,277)		63,277

TOTAL INVESTMENTS - 100.1% (Cost $30,024,296)		$64,795,771
Liabilities in Excess of Other Assets - (0.1)%		(56,608)
TOTAL NET ASSETS - 100.0%		$64,739,163

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Matrix Advisors Value Fund, Inc.
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	64,732,494	–	–	64,732,494
Money Market Funds	63,277	–	–	63,277
Total Assets	64,795,771	–	–	64,795,771

Refer to the Schedule of Investments for industry classifications.